Inventories, Net - Schedule of Movement of Provision for Inventories (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Provision for Inventories [Abstract]
Balance at beginning of period	$ 42,687	$ 88,818
Current period addition	30,507	99,138
Charge off	(21,405)	(56,917)
Foreign currency translation adjustment	(1,437)	851
Balance at the end of period	$ 50,352	$ 131,890